Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Fuel oil and LPG, at cost	$ 27,553	$ 33,645
LPG, held for trading	96,332	43,061
Total	123,885	76,706
Voyage expenses
Inventories
Amount of cost of fuel oil/ LPG recognised as an expense	170,000	181,300	$ 204,900
Cost of cargo and delivery expenses- Product Services
Inventories
Amount of cost of fuel oil/ LPG recognised as an expense	$ 2,460,900	$ 2,390,900	$ 1,547,100